RETIREMENT AND POSTRETIREMENT BENEFITS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RETIREMENT AND POSTRETIREMENT BENEFITS
Number of registered pension plans	3
Number of supplemental pension plans	4
Presented as follows:
Other long-term liabilities	(573)	(515)
Pension Plans
Change in accrued benefit obligation
Benefit obligation at beginning of year	1,686	1,323
Service cost	84	61	48
Interest cost	74	73	72
Actuarial loss	106	270
Benefits paid	(64)	(54)
Effect of foreign exchange rate changes	(5)	5
Other	(2)	8
Benefit obligation at end of year	1,879	1,686	1,323
Change in plan assets
Fair value of plan assets at beginning of year	1,355	1,314
Actual return on plan assets	117	16
Employer's contributions	97	72
Benefits paid	(64)	(54)
Effect of foreign exchange rate changes	(3)	3
Other	(2)	4
Fair value of plan assets at end of year	1,500	1,355	1,314
Underfunded status at end of year	(379)	(331)
Presented as follows:
Other long-term liabilities	(379)	(331)
Amount recognized in balance sheet	(379)	(331)
Weighted average assumptions made in the measurement of the projected benefit obligations
Discount rate (as a percent)	4.20%	4.50%	5.60%
Average rate of salary increases (as a percent)	3.70%	3.50%	3.50%
Other Postretirement Plans
Change in accrued benefit obligation
Benefit obligation at beginning of year	243	195
Service cost	8	6	5
Interest cost	10	11	11
Employees' contributions	1	1
Actuarial loss	14	28
Benefits paid	(8)	(7)
Effect of foreign exchange rate changes	(2)	2
Other	(5)	7
Benefit obligation at end of year	261	243	195
Change in plan assets
Fair value of plan assets at beginning of year	54	41
Actual return on plan assets	5	1
Employer's contributions	13	13
Employees' contributions	1	1
Benefits paid	(8)	(7)
Effect of foreign exchange rate changes	(1)	1
Other	(2)	4
Fair value of plan assets at end of year	62	54	41
Underfunded status at end of year	(199)	(189)
Presented as follows:
Accounts payable and other	(5)	(5)
Other long-term liabilities	(194)	(184)
Amount recognized in balance sheet	(199)	(189)
Weighted average assumptions made in the measurement of the projected benefit obligations
Discount rate (as a percent)	4.00%	4.40%	5.60%